Note 38 - Events after the reporting period	12 Months Ended
Dec. 31, 2025
Note 38 - Events after the reporting period
Note 38 - Events after the reporting period

38        Events after the reporting period [9]

Annual Dividend Proposal

Upon approval of the Company´s annual accounts, the Board of Directors intends to propose, for the approval of the Annual General Shareholders' meeting to be held on May 12, 2026, the payment of an annual dividend of $0.89 per outstanding share ($1.78 per ADS), or approximately $0.9 billion, which includes the interim dividend of $0.29 per outstanding share ($0.58 per ADS) or approximately $0.3 billion, paid on November 26, 2025. If the annual dividend is approved by the shareholders, a dividend of $0.60 per outstanding share ($1.20 per ADS), or approximately $0.6 billion will be paid on May 20, 2026, with record date on May 19, 2026. These Consolidated Financial Statements do not reflect this dividend.

Third share buyback program

The second tranche of the third share buyback program, which covered up to $600 million (excluding incidental transaction fees), ran from November 3, 2025, and was originally scheduled to end no later than April 30, 2026. Under the second tranche of the program, the Company repurchased 29,295,219 ordinary shares, representing 2.73% of the Company's issued shares as measured at the beginning of the second tranche of the program, for an aggregate consideration of approximately $583.6 million (excluding incidental transaction fees), thereby substantially completing its targeted repurchases.

[9] This note was updated subsequently to the approval of these Consolidated Financial Statements by the Company’s Board of Directors on February 18, 2026.

On February 23, 2026, the Company announced its decision to terminate, effective March 3, 2026, the second tranche of the third share buyback program. In a context of high volatility in the market, allowing the second tranche of the program to continue as initially scheduled would, by application of the customary mechanics in the existing buyback agreement, have resulted in a significant incremental pay-out to its counterparty. Accordingly, following the expiration of the blackout period corresponding to the Company’s annual earnings release on February 20, 2026, the Company exercised its right to terminate its existing buyback agreement on the first date it was allowed to do so under the terms of the agreement, and in March 2026, paid the incidental transaction fees.

Ordinary shares repurchased under the third share buyback program are being held in treasury (with their voting rights suspended) and are intended to be cancelled at the extraordinary general meeting of shareholders scheduled to be held on May 12, 2026 (immediately after the next annual general meeting of shareholders) and the Company’s issued share capital will be reduced accordingly.

The Company’s board of directors will consider when to pursue additional share buyback programs in the future.

Contingencies, commitments and restrictions on the distribution of profits updates

Information contained in note 27 “Contingencies, commitments and restrictions on the distribution of profits” was amended reflecting the latest updates on the following case: “U.S. patent infringement litigation”.

Middle East war

In March 2026, the armed conflict involving the United States and Israel against Iran, and retaliatory actions by Iran across the broader Middle East, led to a closure of the Hormuz Strait, through which almost 20% of the world’s oil and LNG is shipped, resulting in extreme volatility of energy prices and a disruption to oil and LNG production and transportation in the region. There is uncertainty about the full impact and consequences resulting from the conflict.

Tenaris maintains significant industrial operations and customer relationships in the Middle East. A prolonged conflict or an escalation of hostilities in the region could disrupt Tenaris's operations at these facilities, impair its ability to fulfill customer orders, restrict employee mobility, damage physical infrastructure, and hinder supply of raw materials, semi-finished steel and other inputs to its regional mills.

The Iran conflict adds to existing supply chain challenges, including trade restrictions from tariffs and supply chain disruptions that have continued since the Russia-Ukraine war. A sustained disruption to the Strait of Hormuz could significantly increase oil prices and fuel broader inflation, slow global economic activity and reduce demand for Tenaris's products. The imposition of additional sanctions targeting Iran-linked maritime networks and the potential for expanded trade restrictions may further constrain sourcing alternatives and increase compliance costs.